CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 8,096	$ 10,949
Accounts receivable, less allowance for doubtful accounts of $851 and $1,990	238,592	195,306
Expenditures billable to clients	39,067	30,414
Other current assets	12,657	13,455
Total Current Assets	298,412	250,124
Fixed assets, net	47,737	41,053
Investment in affiliates	99	0
Goodwill	605,244	514,488
Other intangible assets, net	57,980	67,133
Deferred tax assets	15,380	21,603
Other assets	30,893	19,947
Total Assets	1,055,745	914,348
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	178,282	131,074
Accrued and other liabilities	72,930	64,050
Advance billings, net	122,021	124,993
Current portion of long-term debt	1,238	1,667
Deferred acquisition consideration	51,829	30,887
Total Current Liabilities	426,300	352,671
Long-term debt	383,936	284,549
Long-term portion of deferred acquisition consideration	85,394	77,104
Other liabilities	14,900	10,956
Deferred tax liabilities	50,724	19,642
Total Liabilities	961,254	744,922
Redeemable Noncontrolling Interests	107,432	77,560
Commitments, Contingencies and Guarantees (Note 17)
Shareholders' Equity:
Preferred shares, unlimited authorized, none issued	0	0
Shares to be issued, 28,000 shares	424	0
Additional paid-in capital	0	0
Charges in excess of capital	(45,102)	(16,809)
Accumulated deficit	(231,274)	(146,600)
Stock subscription receivable	(55)	(135)
Accumulated other comprehensive loss	(4,658)	(4,148)
MDC Partners Inc. Shareholders' Equity	(52,456)	59,061
Noncontrolling Interests	39,515	32,805
Total Equity	(12,941)	91,866
Total Liabilities, Redeemable Noncontrolling Interests and Equity	1,055,745	914,348
Common Class A [Member]
Shareholders' Equity:
Common Stock	228,208	226,752
Common Class B [Member]
Shareholders' Equity:
Common Stock	$ 1	$ 1